CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Revenues (See Note 2 and Note 10 for related party amounts)	$ 14,328,326	$ 20,599,228
Cost of Revenues (See Note 10 for related party amounts)	12,050,402	17,506,433
Gross profit	2,277,924	3,092,795
Operating expenses
Selling, general and administrative expense	1,372,589	1,937,054
Research and development expense	598,338	805,570
Total operating expenses	1,970,927	2,742,624
Income (loss) from operations	306,997	350,171
Other income (expense):
Interest expense, net of interest income	(346,404)	(666,976)
Subsidy income	60,368	105,995
Change in fair value of derivative liability	(647,632)	151,899
Gain (loss) on extinguishment of debt	202,588	(45,958)
Total other income (expense)	(731,080)	(455,040)
Income (loss) before income tax expense (benefit)	(424,083)	(104,869)
Income tax expense (benefit)	(17,476)	172,799
Net income (loss)	(406,607)	(277,668)
Other comprehensive income (loss)
Foreign currency translation adjustment	1,106,801	(311,171)
Comprehensive income (loss)	700,194	(588,839)
Less: Comprehensive income attributable to noncontrolling interest	0	0
Comprehensive income (loss) attributable to common stockholders of the Company	$ 700,194	$ (588,839)
Earnings (Loss) Per Share - Basic	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Basic	138,654,876	114,077,157
Earnings (Loss) Per Share - Diluted	$ (0.00)	$ (0.00)
Weighted average number of common shares outstanding - Diluted	138,336,691	113,928,477